Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Profit (loss) before income tax	$ 967,310	$ 573,449	$ 82,524
Loss from discontinued operations before income tax	(8,921)	(1,022)	(6,848)
Profit before income tax	958,389	572,427	75,676
Theoretical income tax expense	(283,115)	(168,866)	(22,324)
Share in the results of associates and joint ventures	90,837	56,005	44,906
Effect of translation into U.S. dollars	65,791	(7,794)	11,222
Exchange rate effect of permanent items	18,067	(9,931)	(10,553)
Income tax from previous years	11,448	0	0
Non - deductible expenses	12,761	(1,472)	5,106
Derecognition of asset for non-recoverable tax loss	(7,198)	0	0
Non-deductible expense related to deferred stripping activity	(899)	(6,289)	0
Liability related to the tax claim of the years 2009-2010, note 29(d)	0	0	(20,075)
Other permanent items	4,094	(1,670)	(554)
Total income tax expense	(92,308)	(138,347)	8,282
Higher income tax paid by order of the Tax Administration for the year 2014, note 30(d)	0	(3,823)	0
Income tax of tax claim, note 30(d)	0	0	(45,126)
Mining Royalties and Special Mining Tax	(35,893)	(13,994)	(6,150)
Total income tax expense	(128,201)	(156,164)	(42,994)
Income tax from continuing operations	(128,201)	(156,164)	(42,994)
Income tax from discontinued operations	0	0	0
Total income tax benefit (expense)	$ (128,201)	$ (156,164)	$ (42,994)
Effective income tax	13.38%	27.28%	56.81%